OTHER INCOME (EXPENSE)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSE)
OTHER INCOME (EXPENSE)

The components of other income (expense) for the years ended December 31 were as follows:

	2013	2012	2011
Gain (loss) on disposal of property, equipment, and intangibles	$10	$(107)	$(40)
Interest income	237	108	199
Interest expense	(345)	(197)	(124)
	$(98)	$(196)	$35